Schedule of Changes in Convertible Promissory Notes (Details) - Convertible Promissory Notes [Member] $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning balance	$ 26,243
Additions	3,875
Changes in fair value	17,872
Ending balance	$ 47,990